United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/09

Date of Reporting Period:  Quarter ended 12/31/08

Item 1.                      Schedule of Investments

Federated Municipal Securities Fund, Inc.

Portfolio of Investments

December 31, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--95.3%
		Alabama--1.0%
$1,400,000		Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	$1,629,866
2,000,000		Homewood, AL Educational Building Authority, Educational Facilities Revenue Bonds (Series 2007-A), 5.00% (Samford University)/(MBIA Insurance Corp. INS), 12/1/2034	1,757,620
1,000,000		Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.90%), 1/1/2020	1,057,880
		TOTAL	4,445,366
		Arizona--1.2%
1,000,000		Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,066,330
155,000		Cochise County, AZ Unified School District No. 68, UT GO Refunding Bonds, 7.50% (FGIC & MBIA Insurance Corp. INS), 7/1/2010	166,298
365,000		Flagstaff, AZ Street and Highway, Revenue Bonds, 7.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2009	374,924
2,000,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,082,580
560,000		Pima County, AZ Unified School District No. 1, UT GO Bonds (Series E), 6.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2011	609,655
1,810,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,173,152
		TOTAL	5,472,939
		Arkansas--0.3%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	953,180
375,000		North Little Rock, AR Electric Authority, Revenue Refunding Bonds (Series A), 6.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.56%), 7/1/2015	403,789
		TOTAL	1,356,969
		California--9.1%
1,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	980,880
5,000,000		California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2025	4,676,150
1,000,000		California State, UT GO Bonds, 5.00%, 2/1/2023	960,570
170,000		California State, UT GO Bonds, 5.75%, 5/1/2030	170,022
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	2,916,420
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	1,926,700
5,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	4,249,700
1,495,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	1,545,980
1,930,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	2,000,735
1,000,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	921,800
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	3,479,520
1,500,000		Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	1,365,765
1,350,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch)/(Original Issue Yield: 5.21%), 9/1/2035	822,325
6,000,000		Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	5,900,460
2,400,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	1,599,240
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	2,113,860
125,000		San Francisco, CA City and County, UT GO Bonds (Series A), 4.10% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.20%), 6/15/2020	121,214
1,000,000		Tustin, CA Unified School District, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	901,610
1,500,000		University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	1,531,980
1,575,000		University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(United States Treasury PRF 5/15/2012@101), 5/15/2030	1,773,718
		TOTAL	39,958,649
		Colorado--2.1%
710,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	471,731
710,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	550,747
5,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement Communities, Inc.), 12/1/2025	3,234,200
1,590,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	1,586,168
125,000		Douglas County, CO School District, UT GO Bonds (Series A), 8.00% (MBIA Insurance Corp. INS), 12/15/2009	133,149
4,000,000		Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,090,960
		TOTAL	9,066,955
		District of Columbia--1.4%
3,000,000		District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	2,510,190
2,440,000		District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	2,238,310
1,310,000		District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/ (AMBAC INS), 7/1/2016	1,386,858
100,000		District of Columbia, UT GO Bonds, 6.50% (MBIA Insurance Corp. INS), 6/1/2009	101,819
100,000		District of Columbia, UT GO Refunding Bonds, 6.50% (Escrowed In Treasuries COL), 6/1/2009	102,436
		TOTAL	6,339,613
		Florida--6.0%
1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	735,800
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed in Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	873,875
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	4,930,759
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,732,420
500,000		Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	549,415
5,000,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	4,615,750
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC & MBIA Insurance Corp. INS), 7/1/2013	1,050,030
1,060,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando Regional Healthcare System)/(United States Treasury COL), 10/1/2013	1,256,789
5,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	4,775,750
500,000		Polk County, FL School Board, COP (Series A), 5.00% (FSA INS), 1/1/2020	501,740
1,860,000		St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities ), 8/1/2024	1,405,156
1,870,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	1,746,225
100,000		Village Center Community Development District, FL, Revenue Refunding Bond (Series A), 5.50% (MBIA Insurance Corp. INS), 11/1/2013	103,722
		TOTAL	26,277,431
		Georgia--2.9%
5,000,000		Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (Original Issue Yield: 5.78%), 1/1/2033	5,074,500
2,000,000		Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	1,704,920
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,006,200
3,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	2,944,830
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/(United States Treasury PRF 10/1/2009@102), 10/1/2019	2,128,140
		TOTAL	12,858,590
		Illinois--3.9%
235,000		Bensenville IL, UT GO Bonds (Series D), 4.40% (Syncora Guarantee, Inc. INS), 12/1/2017	235,867
355,000		Chicago, IL Board of Education, COP (Series A), 6.25% (MBIA Insurance Corp. INS), 1/1/2011	380,383
300,000		Chicago, IL Sales Tax, Revenue Bonds, 5.00% (United States Treasury PRF 1/1/2009@101)/ (Original Issue Yield: 5.07%), 1/1/2019	303,000
3,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2028	2,911,650
3,000,000		Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	2,993,070
2,000,000		Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	1,992,860
50,000		Cook County, IL, UT GO Refunding Bonds (Series B), 5.00% (FGIC & MBIA Insurance Corp. INS), 11/15/2009	51,716
1,330,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/1/2032	1,107,012
100,000		Illinois Department Central Management Services, COP, 6.15% (Original Issue Yield: 6.20%), 7/1/2013	101,292
250,000		Illinois Educational Facilities Authority, Revenue Bonds, 5.50% (DePaul University)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.64%), 10/1/2020	270,230
2,145,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	1,963,297
550,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2036	285,818
450,000		Illinois State, UT GO Bonds, 5.25%, 10/1/2018	474,624
310,000		Joliet, IL Junior College Assistance Corp., Revenue Bonds, 6.70% (Original Issue Yield: 6.78%), 9/1/2012	335,463
400,000		Kane County, IL School District No. 129, UT GO Bonds (Series A), 6.50% (MBIA Insurance Corp. INS), 2/1/2010	418,580
500,000		Madison & St. Clair Counties, IL School District Number 10, UT GO Bonds, 5.25% (United States Treasury PRF 2/1/2012@100), 2/1/2018	550,080
500,000		Marion, IL, UT GO Refunding Bonds, 5.375% (United States Treasury PRF 9/15/2011@101), 9/15/2021	553,420
500,000		McHenry County, IL, UT GO Bonds (Series B), 5.25% (United States Treasury PRF 1/15/2011@100), 1/15/2021	537,080
125,000		Posen, IL, UT GO Bonds, 4.20% (MBIA Insurance Corp. INS), 12/1/2017	129,258
130,000		Posen, IL, UT GO Bonds, 4.30% (MBIA Insurance Corp. INS), 12/1/2018	134,191
140,000		Posen, IL, UT GO Bonds, 4.40% (MBIA Insurance Corp. INS), 12/1/2019	144,446
150,000		Southwestern Illinois Development Authority, Revenue Bonds, 4.25% (FSA INS), 2/1/2027	123,605
200,000		Southwestern, IL Development Authority, Revenue Bonds, 4.95% (FGIC & MBIA Insurance Corp. INS), 1/1/2020	201,666
175,000		University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	190,892
400,000		University of Illinois, COP (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	438,876
180,000		Western, IL University, Revenue Bonds, 4.00% (MBIA Insurance Corp. INS), 4/1/2018	173,214
		TOTAL	17,001,590
		Indiana--3.2%
25,000		Attica Independent Elementary School Building Corp., First Mortgage Revenue Bonds, 4.00% (Syncora Guarantee, Inc. INS), 7/15/2018	24,315
375,000		Blue River Valley Independent School Building Corp., First Mortgage Revenue Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 1/15/2023	377,092
100,000		Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.25% (FSA INS), 1/15/2022	93,304
60,000		Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.30% (FSA INS), 1/15/2023	55,279
750,000		Center Grove IN 2000 Building Corp., First Mortgage Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 7/15/2021	820,950
115,000		Evansville, IN Industrial Waterworks, UT GO Refunding Bonds, 4.00% (AMBAC INS)/(Original Issue Yield: 4.05%), 1/1/2017	117,086
50,000		Indiana Bond Bank, Revenue Bonds (Series A), 9.75% (Escrowed In Treasuries COL)/ (Original Issue Yield: 9.884%), 8/1/2009	51,400
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/1/2022	942,400
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	1,706,276
1,005,000		Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25%, 1/1/2018	1,036,024
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,748,835
100,000		Indiana State Toll Road Commission, Revenue Bonds, 9.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.50%), 1/1/2015	124,394
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,311,680
250,000		Indianapolis, IN Local Public Improvement Bond Bank, Revenue Refunding Bonds (Series A), 6.50%, 1/1/2013	280,645
110,000		Marion County, IN Convention and Recreational Facilities Authority, Revenue Refunding Bond (Series A), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 6/1/2021	110,194
200,000		Porter County, IN Jail Building Corp., Revenue Bonds, 5.875% (United States Treasury PRF 7/15/2009@101)/(Original Issue Yield: 5.90%), 7/15/2018	207,596
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,310,840
500,000		Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	547,695
		TOTAL	13,866,005
		Kansas--0.5%
1,010,000		Kansas Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(MBIA Insurance Corp. INS), 11/15/2032	724,362
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,293,187
		TOTAL	2,017,549
		Kentucky--0.7%
3,000,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	3,041,910
		Louisiana--0.3%
505,000		Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033	369,993
250,000		New Orleans, LA, UT GO Refunding Bonds, 5.50% (FGIC INS), 12/1/2013	253,368
1,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	885,090
		TOTAL	1,508,451
		Maryland--0.1%
250,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	134,177
550,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	268,356
		TOTAL	402,533
		Massachusetts--1.5%
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	177,846
790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101)/(Original Issue Yield: 6.38%), 7/15/2032	907,370
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,153,650
4,550,000		Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance, Inc. INS), 8/15/2025	3,293,245
1,000,000		Sterling, MA, UT GO Bonds, 6.00% (United States Treasury PRF 2/15/2010@101), 2/15/2020	1,065,530
		TOTAL	6,597,641
		Michigan--4.5%
2,090,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	2,346,234
2,515,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	2,836,794
3,560,000		Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (FSA INS), 7/1/2029	3,166,335
4,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	2,966,400
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC & MBIA Insurance Corp. INS), 5/1/2018	1,046,990
1,700,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital ), 7/1/2035	1,124,890
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,318,605
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center)/(Original Issue Yield: 5.67%), 3/1/2022	821,270
2,900,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,645,090
500,000		Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	546,695
750,000		Rochester, MI Community School District, UT GO Bonds (Series I), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.85%), 5/1/2019	793,755
		TOTAL	19,613,058
		Mississippi--2.1%
1,000,000		Jackson, MS Water & Sewer System, Revenue Bonds, 5.25% (United States Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.41%), 9/1/2020	1,030,310
8,000,000		Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	8,174,000
		TOTAL	9,204,310
		Missouri--0.2%
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	784,646
100,000		Stone County Missouri Reorganized School District, UT GO Refunding Bonds, 7.60% (MBIA Insurance Corp. INS), 3/1/2010	106,519
		TOTAL	891,165
		Nebraska--0.4%
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.15%), 1/1/2033	1,808,460
		Nevada--1.5%
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	3,875,600
500,000		Clark County, NV School District, UT GO Bonds (Series A), 7.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.05%), 6/1/2010	533,930
500,000		Clark County, NV School District, UT GO Bonds (Series B), 5.50% (United States Treasury PRF 6/15/2009@100), 6/15/2013	511,030
500,000		Clark County, NV School District, UT GO Bonds (Series C), 5.00% (United States Treasury PRF 6/15/2012@100)/(Original Issue Yield: 5.15%), 6/15/2022	550,630
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	835,480
245,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	98,002
585,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	233,994
125,000		Washoe County, NV, LT GO Bonds (Series B), 5.00% (AMBAC INS), 5/1/2022	126,203
		TOTAL	6,764,869
		New Hampshire--0.3%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,360,081
		New Mexico--0.6%
3,000,000		University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA INS), 6/1/2036	2,833,290
		New York--9.2%
2,000,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	1,749,440
2,000,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,047,820
3,080,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2026	3,027,363
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 4.475% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	2,835,600
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	3,729,974
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	2,844,900
270,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	276,075
4,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	4,062,200
1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	987,560
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	1,942,160
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(United States Treasury PRF 5/15/2010@101), 5/15/2016	5,385,150
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,538,200
1,015,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), 6/1/2014	1,185,205
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	2,149,695
2,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, Drivers (Series 3063), 11.752%, 5/15/2016	1,842,380
4,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	3,706,600
		TOTAL	40,310,322
		North Carolina--0.6%
1,660,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital )/(FSA INS), 10/1/2036	1,360,055
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,071,312
		TOTAL	2,431,367
		Ohio--3.6%
5,000,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	4,876,000
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,459,382
100,000		Dayton, OH, LT GO Bonds, 7.00% (MBIA Insurance Corp. INS), 12/1/2009	105,460
200,000		Fairfield County, OH, LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2023	192,660
3,000,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	2,376,270
1,670,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GTD by GNMA COL Home Mortgage Program), 9/1/2028	1,510,298
1,345,000		Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,357,737
100,000		Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	112,855
1,800,000		Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,575,738
2,000,000		Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,061,880
		TOTAL	15,628,280
		Oklahoma--0.3%
75,000		McAlester, OK Public Works Authority, Revenue Bonds (Series A), 5.75% (FSA INS), 2/1/2020	75,910
25,000		McAlester, OK Public Works Authority, Revenue Bonds (Series A), 5.75% (United States Treasury PRF 2/1/2009@101), 2/1/2020	25,357
1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	1,075,540
		TOTAL	1,176,807
		Oregon--0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,475,445
		Pennsylvania--7.6%
3,000,000		Allegheny County, PA Hospital Development, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102) /(Original Issue Yield: 9.70%), 11/15/2030	3,445,170
3,890,000		Allegheny County, PA Hospital Development, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	3,865,882
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	888,691
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	900,875
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,353,076
5,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,058,600
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,009,900
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,357,700
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania )/(Syncora Guarantee, Inc. INS), 7/1/2039	1,419,220
3,000,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	2,921,250
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	916,900
5,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	5,069,050
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,022,590
135,000		Pittsburgh, PA Water & Sewer Authority, Revenue Refunding Bonds, 6.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.65%), 9/1/2016	158,768
		TOTAL	33,387,672
		Puerto Rico--1.7%
1,000,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	1,002,760
1,000,000		Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (MBIA Insurance Corp. INS), 7/1/2029	788,210
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (United States Treasury PRF 7/1/2012@101)/(Original Issue Yield: 5.27%), 7/1/2022	5,081,355
470,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	296,829
200,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	110,812
		TOTAL	7,279,966
		Rhode Island--0.6%
2,500,000		Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,447,625
		South Carolina--2.0%
300,000		Hilton Head Island, SC, UT GO Bonds (Series A), 5.75% (United States Treasury PRF 12/1/2009@100)/(Original Issue Yield: 5.80%), 12/1/2017	313,719
220,000		Piedmont Municipal Power Agency, SC, Revenue Bond (Series 2004A), 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2016	231,858
280,000		Piedmont Municipal Power Agency, SC, Revenue Bond (Series A), 6.50% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.625%), 1/1/2016	346,847
615,000		South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/ (United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.75%), 11/15/2023	690,405
1,475,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	1,170,486
580,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	653,793
4,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 2.00% Floating Rate Note, (Palmetto Health Alliance), 8/1/2013	3,720,000
500,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Bonds (Series 2002A), 5.125% (Santee Cooper)/(FSA LOC)/(Original Issue Yield: 5.25%), 1/1/2020	514,245
1,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	1,014,290
		TOTAL	8,655,643
		South Dakota--1.1%
250,000		Sioux Falls, SD Parking Systems, Revenue Bonds, 5.55% (AMBAC INS)/(Original Issue Yield: 5.65%), 11/15/2013	250,365
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,438,044
2,420,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	2,354,031
		TOTAL	5,042,440
		Tennessee--1.4%
1,880,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	2,141,621
1,120,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	1,275,859
1,565,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,774,585
935,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,060,215
		TOTAL	6,252,280
		Texas--8.2%
4,600,000		Austin, TX Electric Utility System, Refunding Revenue Bonds, 5.25% (United States Treasury PRF 5/15/2013@100), 11/15/2022	5,204,256
150,000		Brazoria County Texas Municipal Utility District No. 26, UT GO Bonds, 4.125% (FGIC & MBIA Insurance Corp. INS)/(Original Issue Yield: 4.22%), 9/1/2018	122,892
225,000		Brazoria County Texas Municipal Utility District No. 26, UT GO Bonds, 4.50% (FGIC & MBIA Insurance Corp. INS)/(Original Issue Yield: 4.53%), 9/1/2024	161,563
330,000		Cameron County TX, LT GO Certificates of Obligation, 5.50% (United States Treasury PRF 2/15/2010@100)/(Original Issue Yield: 5.64%), 2/15/2020	346,299
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	2,299,860
375,000		Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2018	375,401
500,000		Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2020	482,550
3,000,000		Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	2,609,880
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	2,255,572
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	4,116,440
2,000,000		Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.08%), 8/15/2033	1,838,100
500,000		Harris County-Houston, TX Sports Authority, Sr. Lien Revenue Bonds (Series G), 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.47%), 11/15/2021	425,945
600,000		Houston, TX Water Conveyance System, COP (Series H), 7.50% (AMBAC INS), 12/15/2011	651,942
1,000,000		Humble, TX ISD, UT GO Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 2/15/2024	1,003,980
1,000,000		La Feria, TX ISD, School Building UT GO Bonds, 5.00% (GTD by PSFG), 2/15/2037	967,690
250,000		Laredo, TX ISD Revenue Bonds (Series, 5.00% (AMBAC INS)), 8/1/2019	253,685
250,000		Lower Colorado River Authority, TX, Revenue Bonds, 6.00% (United States Treasury COL)/(Original Issue Yield: 6.619%), 1/1/2017	295,275
600,000		Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (CenterPoint Energy Houston Electric LLC), 3/1/2027	429,204
30,000		North Texas Municipal Water District, Revenue Bonds, 4.20% (AMBAC INS), 6/1/2020	29,216
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	1,745,723
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	1,635,463
1,000,000		Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	832,010
5,000		San Antonio, TX Water System, Revenue Bonds, 6.50% (United States Treasury PRF)/ (Original Issue Yield: 6.67%), 5/15/2010	5,109
1,000,000		Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (GTD by PSFG), 8/15/2026	1,011,950
200,000		Texas Public Building Authority, Revenue Refunding Bonds, 6.00% (United States Treasury COL), 8/1/2014	227,840
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,537,795
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	4,898,050
325,000		Wichita Falls Texas, LT GO Refunding Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2016	344,165
		TOTAL	36,107,855
		Utah--3.2%
395,000		Murray City, UT Municipal Building Authority, Revenue Bonds (Series A), 5.30% (United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 5.37%), 12/1/2021	435,254
10,240,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	11,846,246
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,876,820
		TOTAL	14,158,320
		Vermont--0.4%
1,000,000		Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	844,670
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 1.75% TOBs (Middlebury College ), Optional Tender 11/2/2009	3,011
1,165,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	895,547
		TOTAL	1,743,228
		Virginia--3.6%
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,264,900
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	3,432,000
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	2,926,989
4,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	4,067,640
		TOTAL	15,691,529
		Washington--2.3%
1,235,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	693,823
1,250,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	852,763
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,676,519
1,150,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	752,330
2,000,000	[1,2]	Washington State, UT GO Bonds (ROLs II-R11609), 11.60%, 1/1/2016	1,925,300
		TOTAL	9,900,735
		West Virginia--0.3%
2,200,000		Pleasants County, WV County Commission, PCR Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	1,413,742
		Wisconsin--4.9%
450,000		East Troy, WI, UT GO Bonds, 3.85% (AMBAC INS), 4/1/2017	458,730
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF), 9/1/2018	1,085,370
100,000		Oshkosh, WI Storm Water Utility, Revenue Bond (Series C), 4.50% (Syncora Guarantee, Inc. INS)/(Original Issue Yield: 4.55%), 5/1/2023	88,527
20,000		Sauk County, WI, UT GO Bonds, 4.00% (FGIC INS)/(Original Issue Yield: 4.96%), 10/1/2012	20,404
55,000		Sauk County, WI, UT GO Refunding Bonds (Series A), 4.00% (United States Treasury PRF 10/1/2011@100)/(Original Issue Yield: 4.96%), 10/1/2012	58,399
400,000		South Milwaukee, WI School District, UT GO Refunding Bonds, 5.20% (United States Treasury PRF 4/1/2012@100), 4/1/2022	441,000
1,570,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	1,591,807
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	6,185,300
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	251,967
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	340,216
1,750,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	1,302,648
1,810,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,704,658
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,411,336
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	708,140
2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 10.866%, 5/1/2016	1,979,300
4,000,000		Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	3,985,000
		TOTAL	21,612,802
		Wyoming--0.2%
1,000,000		University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	1,009,330
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $443,274,695)	418,412,812
		SHORT-TERM MUNICIPALS--3.3%[3]
		Michigan--0.4%
1,700,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 1.100%, 1/1/2009	1,700,000
		New York--1.9%
6,300,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.950%, 1/2/2009	6,300,000
2,000,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 1.500%, 1/2/2009	2,000,000
		TOTAL	8,300,000
		Ohio--0.0%
200,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 1/1/2009	200,000
		Pennsylvania--0.2%
800,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 1.350%, 1/2/2009	800,000
		Tennessee--0.8%
2,500,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-1-A) Daily VRDNs (SunTrust Bank LOC), 1.100%, 1/2/2009	2,500,000
1,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 1.500%, 1/2/2009	1,000,000
		TOTAL	3,500,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	14,500,000
		TOTAL MUNICIPAL INVESTMENTS --- 98.6% (IDENTIFIED COST $457,774,695)[4]	432,912,812
		OTHER ASSETS AND LIABILITIES --- NET --- 1.4%[5]	6,064,127
		TOTAL NET ASSETS --- 100%	$438,976,939

Securities that are subject to the federal alternative minimum tax (AMT) represent 0.1% of the portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $5,746,980, which represented 1.3% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At December 31, 2008, these liquid restricted securities amounted to $5,746,980, which represented 1.3% of total net assets.

3	Current rate and next reset date shown for Variable Rate Demand Notes.
4
At December 31, 2008, the cost of investments for federal tax purposes was $457,741,300.  The net unrealized depreciation of investments for federal tax purposes was $24,828,488.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,372,672 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,201,160.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federated Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ----
Level 2 – Other Significant Observable Inputs	432,912,812
Level 3 – Significant Unobservable Inputs	----
Total	$ 432,912,812

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009